SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Nature of Operations and Basis of Presentation

Nature of Operations and Basis of Presentation

Cadre Holdings, Inc., D/B/A The Safariland Group (the “Company”, “Cadre”, “we”, “us”, and “our”), a Delaware corporation, began operations on April 12, 2012. The Company, headquartered in Jacksonville, Florida, is a global leader in manufacturing and distributing safety and survivability products and other related products for the law enforcement, first responder and military markets. The business operates through 15 manufacturing plants within the U.S., Mexico, Canada, the United Kingdom, and Lithuania, and sells its products worldwide through its direct sales force, distribution channel and distribution partners, online stores, and third-party resellers.

Nature of Operations and Basis of Presentation

Cadre Holdings, Inc., D/B/A The Safariland Group (the “Company”, “Cadre”, “we”, “us”, and “our”), a Delaware corporation, began operations on April 12, 2012. The Company, headquartered in Jacksonville, Florida, is a global leader in manufacturing and distributing safety and survivability products and other related products for the law enforcement, first responder and military markets. The business operates through 15 manufacturing plants within the U.S., Mexico, Canada, the United Kingdom, and Lithuania, and sells its products worldwide through its direct sales force, distribution channel and distribution partners, online stores, and third-party resellers.

On June 20, 2019, the Company sold Mustang Survival Holdings Corporation and its subsidiaries (“Mustang”), a wholly owned subsidiary that forms the Company’s Marine Safety and Climate Protection Business. See Note 4, Dispositions and Assets Held For Sale, for additional information.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting, and include the accounts of the Company, its wholly owned subsidiaries, and other entities consolidated as required by GAAP. Accordingly, they do not include all of the information and footnotes required by GAAP for annual audited financial statements. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the audited consolidated financial statements and include all adjustments, which are normal and recurring in nature, necessary for fair financial statement presentation. These interim consolidated financial statements and notes thereto should be read in conjunction with the Company’s most recently completed annual consolidated financial statements. All adjustments considered necessary for a fair presentation have been included. All intercompany transactions have been eliminated in consolidation.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP” or “U.S. GAAP”) and include the accounts of Cadre Holdings, Inc. and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Stock Split

Stock Split

In July 2021, the Company effected a 50-for-1 stock split of its common stock and preferred stock. All share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.

Stock Split

In July 2021, the Company effected a 50-for-1 stock split of its common stock and preferred stock. All share and per share information has been retroactively adjusted to reflect the stock split for all periods presented.

Dividend	Dividend In August 2021, the Company declared and paid a $10,000, or $0.36 per share, dividend to shareholders on record as of August 11, 2021.
Emerging Growth Company

Emerging Growth Company

We are an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As such, we are eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including, but not limited to, presenting only two years of audited financial statements, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation, and an exemption from the requirements to obtain a non-binding advisory vote on executive compensation or golden parachute arrangements.

In addition, an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This provision allows an emerging growth company to delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this provision of the JOBS Act. As a result, we will not be subject to new or revised accounting standards at the same time as other public companies that are not emerging growth companies. Therefore, our consolidated financial statements may not be comparable to those of companies that comply with new or revised accounting pronouncements as of public company effective dates.

Emerging Growth Company

We are an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). As such, we are eligible for exemptions from various reporting requirements applicable to other public companies that are not emerging growth companies, including, but not limited to, presenting only two years of audited financial statements, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation, and an exemption from the requirements to obtain a non-binding advisory vote on executive compensation or golden parachute arrangements.

In addition, an emerging growth company can take advantage of an extended transition period for complying with new or revised accounting standards. This provision allows an emerging growth company to delay the adoption of certain accounting standards until those standards would otherwise apply to private companies. We have elected to avail ourselves of this provision of the JOBS Act. As a result, we will not be subject to new or revised accounting standards at the same time as other public companies that are not emerging growth companies. Therefore, our consolidated financial statements may not be comparable to those of companies that comply with new or revised accounting pronouncements as of public company effective dates.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Certain items previously reported in the notes to the consolidated financial statements have been reclassified to conform to the current financial statement presentation.

Use of Estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Fair Value Measurements

Fair Value Measurements

The Company follows the guidance of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. This guidance also establishes the following three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability on the measurement date:

Level 1:  Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

Level 2:  Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:  Unobservable inputs that reflect assumptions about what market participants would use in pricing assets or liabilities based on the best information available.

The Company’s financial instruments consist principally of cash, accounts receivable, other current assets, accounts payable, accrued liabilities, income tax payable and debt. The carrying amounts of certain of these financial instruments, including cash, accounts receivable, other current assets, accounts payable, accrued liabilities and income tax payable approximate their current fair value due to the relatively short-term nature of these accounts.

The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis:

	September 30, 2021				December 31, 2020
	Carrying	Fair Value			Carrying	Fair Value
	amount	Level 1	Level 2	Level 3	amount	Level 1	Level 2	Level 3
Assets:
Interest rate swap (Note 5)	$829	$—	$829	$—	$—	$—	$—	$—

Liabilities:
Interest rate swap (Note 5)	709	—	709	—	—	—	—	—

There were no transfers of assets or liabilities between levels during the nine months ended September 30, 2021 and 2020.

The carrying value of our long-term debt obligations approximates the fair value, as the long-term debt was entered into recently. The Company classifies its long-term debt within Level 2 of the fair value hierarchy.

Fair Value Measurements

The Company follows the guidance of Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. This guidance also establishes the following three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability on the measurement date:

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Unobservable inputs that reflect assumptions about what market participants would use in pricing assets or liabilities based on the best information available.

The Company’s financial instruments consist principally of cash, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities, income tax payable and debt. The carrying amounts of certain of these financial instruments, including cash, accounts receivable, prepaid expenses, other current assets, accounts payable, accrued liabilities and income tax payable approximate their current fair value due to the relatively short-term nature of these accounts.

Refer to Note 6, Fair Value Measurements, for disclosure of the fair value of debt and contingent consideration and further information on the fair value of the Company’s financial instruments.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company tests goodwill and intangible assets determined to have indefinite useful lives for impairment annually, or more frequently if events or circumstances indicate that assets might be impaired. The Company performs these annual impairment tests as of October 31st each year.

In evaluating goodwill for impairment, qualitative factors are considered to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Some of these qualitative factors may include macroeconomic conditions, industry and market considerations, a change in financial performance, or entity-specific events. If, through this qualitative assessment, the conclusion is made that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the Company performs a two-step goodwill impairment test. The first step involves a comparison of the fair value of a reporting unit to its carrying value. If the carrying amount of the reporting unit exceeds its fair value, the second step of the process is performed, which compares the implied value of the reporting unit goodwill with the carrying value of the goodwill of that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company determines the fair value of its reporting units based on a combination of the income approach and market approach, weighted based on the circumstances. Both values are discounted using a rate that reflects the Company’s best estimate of the weighted average cost of capital of a market participant and is adjusted for appropriate risk factors.

Goodwill and Other Intangible Assets

The Company classifies intangible assets into three categories: i) intangible assets with definite lives subject to amortization, ii) intangible assets with indefinite lives not subject to amortization and iii) goodwill. The Company determines the useful lives of its identifiable intangible assets after considering the specific facts and circumstances related to each intangible asset. Factors the Company considers when determining useful lives include the contractual term of any agreement related to the asset, the historical performance of the asset, the Company’s long-term strategy for using the asset, any laws or other local regulations which could impact the useful life of the asset, and other economic factors, including competition and specific market conditions. Intangible assets that are deemed to have definite lives are amortized on a straight-line basis over their useful lives.

The Company tests goodwill and intangible assets determined to have indefinite useful lives for impairment annually, or more frequently if events or circumstances indicate that assets might be impaired. The Company performs these annual impairment tests as of October 31st each year. Goodwill is evaluated for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment. As of October 31, 2020 and 2019, the Company had three reporting units: Safariland, Med-Eng, and Distribution.

In evaluating goodwill for impairment, qualitative factors are considered to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Some of these qualitative factors may include macroeconomic conditions, industry and market considerations, a change in financial performance, or entity-specific events. If, through this qualitative assessment, the conclusion is made that it is more likely than not that a reporting unit’s fair value is less than its carrying amount, the Company performs a two-step goodwill impairment test. The first step involves a comparison of the fair value of a reporting unit to its carrying value. If the carrying amount of the reporting unit exceeds its fair value, the second step of the process is performed, which compares the implied value of the reporting unit goodwill with the carrying value of the goodwill of that reporting unit. If the carrying value of the goodwill of a reporting unit exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

The Company determines the fair value of its reporting units based on a combination of the income approach and market approach, weighted based on the circumstances. Under the income approach, the discounted cash flow model determines fair value based on the present value of projected cash flows over a specific projection period and a residual value related to future cash flows beyond the projection period. Both values are discounted using a rate that reflects the Company’s best estimate of the weighted average cost of capital of a market participant and is adjusted for appropriate risk factors. The Company performs sensitivity tests with respect to growth rates and discount rates used in the income approach. Under the market approach, valuation multiples are derived based on a selection of comparable companies and acquisition transactions and applied to projected operating data for each reporting unit to arrive at an indication of fair value.

Revenue Recognition

Revenue Recognition

The Company derives revenue primarily from the sale of physical products. The Company recognizes revenue when a contract exists with a customer that specifies the goods and services to be provided at an agreed upon sales price and when the performance obligation is satisfied by transferring the goods or service to the customer. The performance obligation is considered satisfied when control transfers, which is generally determined when products are shipped or delivered to the customer but could be delayed until the receipt of customer acceptance, depending on the terms of the contract. Sales are made on normal and customary short-term credit terms or upon delivery for point of sale transactions.

The Company enters into contractual arrangements primarily with customers in the form of individual customer orders which specify the goods, quantity, pricing, and associated order terms. The Company has some long-term contracts that may contain research and development performance obligations that are satisfied over time. The Company invoices the customer once the billing milestone is reached and collects under customary short-term credit terms. For long-term contracts, the Company recognizes revenue using the input method based on costs incurred, as this method is an appropriate measure of progress toward the complete satisfaction of the performance obligation. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised in the near-term. For those performance obligations for which revenue is recognized using a cost-to-cost input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. When the current estimate of total costs for a performance obligation indicate a loss, a provision for the entire estimated loss on the unsatisfied performance obligation is made in the period in which the loss becomes evident.

At the time of revenue recognition, the Company also provides for estimated sales returns and miscellaneous claims from customers as reductions to revenues. The estimates are based on historical rates of product returns and claims. The Company accrues for such estimated returns and claims with an estimated accrual and associated reduction of revenue. Additionally, the Company records inventory that it expects to be returned as part of inventories, with a corresponding reduction to cost of goods sold.

Charges for shipping and handling fees billed to customers are included in net sales and the corresponding shipping and handling expenses are included in cost of goods sold in the accompanying consolidated statements of operations and comprehensive income. We consider our costs related to shipping and handling after control over a product has transferred to a customer to be a cost of fulfilling the promise to transfer the product to the customer.

Sales commissions paid to employees as compensation are expensed as incurred for contracts with service periods less than a year. For contracts with service periods greater than a year, these costs are capitalized and amortized over the life of the contract. These costs are recorded in selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income.

Revenue Recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASU 2014-09”) and Accounting Standards Codification (“ASC”) Subtopic 340-40, Other Assets and Deferred Costs — Contracts with Customers (“ASC 340-40”), (collectively, “Topic 606”). On January 1, 2019, the Company adopted Topic 606 using the modified retrospective method applied to revenues that were not completed as of January 1, 2019.

There was no cumulative effect adjustment recorded to opening retained earnings as of January 1, 2019, upon adoption of Topic 606, Revenue from Contracts with Customers. We do not expect an impact to our net income on an ongoing basis as a result of the adoption of the new standard.

The Company derives revenue primarily from the sale of physical products. The Company recognizes revenue when a contract exists with a customer that specifies the goods and services to be provided at an agreed upon sales price and when the performance obligation is satisfied by transferring the goods or service to the customer. The performance obligation is considered satisfied when control transfers, which is generally determined when products are shipped or delivered to the customer but could be delayed until the receipt of customer acceptance, depending on the terms of the contract. Sales are made on normal and customary short-term credit terms or upon delivery for point of sale transactions.

The Company enters into contractual arrangements primarily with customers in the form of individual customer orders which specify the goods, quantity, pricing, and associated order terms. The Company has some long-term contracts that may contain research and development performance obligations that are satisfied over time. The Company invoices the customer once the billing milestone is reached and collects under customary short-term credit terms. For long-term contracts, the Company recognizes revenue using the input method based on costs incurred, as this method is an appropriate measure of progress toward the complete satisfaction of the performance obligation. Due to uncertainties inherent in the estimation process, it is possible that estimates of costs to complete a performance obligation will be revised in the near-term.

For those performance obligations for which revenue is recognized using a cost-to-cost input method, changes in total estimated costs, and related progress towards complete satisfaction of the performance obligation, are recognized on a cumulative catch-up basis in the period in which the revisions to the estimates are made. When the current estimate of total costs for a performance obligation indicate a loss, a provision for the entire estimated loss on the unsatisfied performance obligation is made in the period in which the loss becomes evident.

At the time of revenue recognition, the Company also provides for estimated sales returns and miscellaneous claims from customers as reductions to revenues. The estimates are based on historical rates of product returns and claims. The Company accrues for such estimated returns and claims with an estimated accrual and associated reduction of revenue. Additionally, the Company records inventory that it expects to be returned as part of inventories, with a corresponding reduction to cost of goods sold.

Charges for shipping and handling fees billed to customers are included in net sales and the corresponding shipping and handling expenses are included in cost of goods sold in the accompanying consolidated statements of operations and comprehensive income (loss). We consider our costs related to shipping and handling after control over a product has transferred to a customer to be a cost of fulfilling the promise to transfer the product to the customer.

Sales commissions paid to employees as compensation are expensed as incurred for contracts with service periods less than a year. For contracts with service periods greater than a year, these costs are capitalized and amortized over the life of the contract. These costs are recorded in selling, general and administrative expenses in the Company’s consolidated statements of operations and comprehensive income (loss).

Policy Elections

●	The Company does not account for significant financing components if, at contract inception, the period between when the entity transfers a promised good or service to a customer and when the customer pays for the product or service will be one year or less.
●	Incremental costs to obtain a contract with a customer will be capitalized if the Company expects to recover those costs unless the amortization period is one year or less.
●	The Company recognizes revenue equal to the amount it has the right to invoice when the amount corresponds directly with the value to the customer of the Company’s performance to date.
●	The Company does not account for shipping and handling activities as a separate performance obligation, but rather as an activity performed to transfer the promised goods.
●	Taxes collected from customers and remitted to government authorities are reported on a net basis and are excluded from sales.

Product Warranty

Product Warranty

Some of the Company’s manufactured products carry limited warranty provisions for defects in quality and workmanship. A warranty reserve is established at the time of sale to cover estimated costs based on the Company’s history of warranty repairs and replacements, and is recorded in cost of goods sold in the Company’s consolidated statements of operations and comprehensive income.

The following table represents changes in the Company’s accrued warranties and related costs:

	Nine months ended September 30,
	2021	2020
Beginning accrued warranty expense	$1,133	$2,114
Current period claims	(236)	(223)
Provision for current period sales	256	357
Ending accrued warranty expense	$1,153	$2,248

Product Warranty

Some of the Company’s manufactured products carry limited warranty provisions for defects in quality and workmanship. A warranty reserve is established at the time of sale to cover estimated costs based on the Company’s history of warranty repairs and replacements and is recorded in cost of goods sold in the Company’s consolidated statements of operations and comprehensive income (loss).

The following table represents changes in the Company’s accrued warranties and related costs:

	Year ended December 31,
	2020	2019
Beginning accrued warranty expense	$2,114	$2,330
Current period claims	(442)	(456)
Provision for current period sales	307	490
Impact of accounting estimate change	(846)	—
Mustang disposal	—	(250)
Ending accrued warranty expense	$1,133	$2,114

Net (loss) Income per Share

Net Income per Share

Basic income or loss per share is computed by dividing net income by the weighted average number of common shares outstanding during the periods presented. There were no dilutive instruments outstanding during the nine months ended September 30, 2021 and 2020. The calculation of weighted average shares outstanding and net income per share are as follows:

	Nine months ended September 30,
	2021	2020
Numerator for basic and diluted earnings per share:
Net income	$8,373	$22,673
Denominator:
Weighted average shares outstanding - basic	27,483,350	27,483,350
Diluted weighted average shares outstanding	27,483,350	27,483,350
Net income per share:
Basic	$0.30	$0.82
Diluted	$0.30	$0.82

Net Income (Loss) per Share

Basic income or loss per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the periods presented. Diluted income (loss) per share reflects the potential dilution from outstanding warrants. For the year ended December 31, 2019, there were 81,268 shares excluded from the diluted earnings per share calculation because the impact of their assumed exercise would be antidilutive due to a net loss in that period. The calculation of weighted average shares outstanding and net income (loss) per share are as follows (in thousands, except for per share data):

	Year ended December 31,
	2020	2019
Numerator for basic and diluted earnings per share:
Net income (loss)	$38,453	$(1,928)
Denominator:
Weighted average shares outstanding – basic	27,483,350	27,402,082
Dilutive effect of warrants	—	—
Diluted weighted average shares outstanding	27,483,350	27,402,082
Anti-dilutive warrants excluded	—	81,268
Net income (loss) per share:
Basic	$1.40	$(0.07)
Diluted	$1.40	$(0.07)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which is intended to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. In July 2018, the FASB issued additional guidance which provided an additional transition method for adopting the updated guidance. Under the additional transition method, entities may elect to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption. In June 2020, the FASB issued additional guidance which extends the effective date of ASU 2016-02 for emerging growth companies to begin in fiscal years beginning after December 15, 2021, and interim periods beginning after December 15, 2022. Early adoption is permitted. The Company plans to adopt this standard as of the effective date and is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 includes an impairment model (known as the current expected credit loss model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. The use of forecasted information is intended to incorporate more timely information in the estimate of expected credit loss. In November 2019, the FASB issued additional guidance which extends the effective date of ASU 2016-13 for emerging growth companies to begin in fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company plans to adopt this standard on January 1, 2023 and is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying existing guidance. For emerging growth companies, this ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements and related disclosures.

There were no other new accounting standards that the Company expects to have a potential material impact to the financial position or results of operations upon adoption.

Recent Accounting Pronouncements

Pronouncements Adopted During 2020

In August 2018, the FASB issued ASU 2018-13, which modifies the disclosure requirements on fair value measurements. The ASU is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. The Company adopted this ASU effective January 1, 2020. The adoption did not have a material impact on the Company’s disclosures. Refer to Note 6, Fair Value Measurements, for further discussion.

Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which is intended to increase transparency and comparability among organizations by requiring the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. In July 2018, the FASB issued additional guidance which provided an additional transition method for adopting the updated guidance. Under the additional transition method, entities may elect to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the year of adoption. In June 2020, the FASB issued additional guidance which extends the effective date of ASU 2016-02 for emerging growth companies to begin in fiscal years beginning after December 15, 2021. Early adoption is permitted. The Company plans to adopt this standard on January 1, 2022 and is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 includes an impairment model (known as the current expected credit loss model) that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. The use of forecasted information is intended to incorporate more timely information in the estimate of expected credit loss. In November 2019, the FASB issued additional guidance which extends the effective date of ASU 2016-13 for emerging growth companies to begin in fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company plans to adopt this standard on January 1, 2023 and is currently in the process of evaluating the impact of the adoption of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and improves consistent application of and simplifies GAAP for other areas of Topic 740 by clarifying existing guidance. For emerging growth companies, this ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the impact the adoption of this ASU will have on its consolidated financial statements and related disclosures.

There were no other new accounting standards that the Company expects to have a potential material impact to the financial position or results of operations upon adoption.